Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
Prospectus Date	rr_ProspectusDate	Aug. 19, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST IV

J.P. Morgan Funds

JPMorgan SmartSpendingSM 2015 Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

JPMorgan SmartSpendingSM 2020 Fund

Summary Prospectuses and Prospectuses dated June 15, 2020

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 19, 2020 to the Summary Prospectuses and Prospectuses as dated above

Decrease in Investment Advisory Fee for each Fund

Effective November 1, 2020, the investment advisory fee for each Fund will decrease to 0.15% of average daily net assets.

Decrease in all Class Shares Expense Caps

Effective November 1, 2020, the expense caps for all Share Classes will be decreased to the following levels:

Share Class	Class A1	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
	0.69%	0.44%	0.94%	0.69%	0.44%	0.29%	0.19%

[1]	The JPMorgan SmartRetirement Blend Funds do not have Class A Shares. As such, the Class A Shares expense caps decrease applies only to JPMorgan SmartSpending Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartSpending 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST IV

J.P. Morgan Funds

JPMorgan SmartSpendingSM 2015 Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 19, 2020 to the Summary Prospectuses and Prospectuses as dated above

Decrease in Investment Advisory Fee for each Fund

Effective November 1, 2020, the investment advisory fee for each Fund will decrease to 0.15% of average daily net assets.

Decrease in all Class Shares Expense Caps

Effective November 1, 2020, the expense caps for all Share Classes will be decreased to the following levels:

Share Class	Class A1	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
	0.69%	0.44%	0.94%	0.69%	0.44%	0.29%	0.19%

[1]	The JPMorgan SmartRetirement Blend Funds do not have Class A Shares. As such, the Class A Shares expense caps decrease applies only to JPMorgan SmartSpending Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartSpending 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST IV

J.P. Morgan Funds

JPMorgan SmartSpendingSM 2020 Fund

Summary Prospectuses and Prospectuses dated June 15, 2020

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 19, 2020 to the Summary Prospectuses and Prospectuses as dated above

Decrease in Investment Advisory Fee for each Fund

Effective November 1, 2020, the investment advisory fee for each Fund will decrease to 0.15% of average daily net assets.

Decrease in all Class Shares Expense Caps

Effective November 1, 2020, the expense caps for all Share Classes will be decreased to the following levels:

Share Class	Class A1	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
	0.69%	0.44%	0.94%	0.69%	0.44%	0.29%	0.19%

[1]	The JPMorgan SmartRetirement Blend Funds do not have Class A Shares. As such, the Class A Shares expense caps decrease applies only to JPMorgan SmartSpending Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE